INCOME TAXES (Deferred Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Net operating loss carry-forwards	$ 22,460	$ 14,083
Capital losses carry-forwards	53	52
Research and development expenses	11,426	5,856
Issuance expenses	1,067	2,134
Tax credit carry-forwards	62	148
Other	1,120	740
Deferred tax assets before valuation allowance	36,188	23,013
Valuation allowance	(36,060)	(22,812)
Deferred tax asset	128	201
Deferred tax liabilities:
Fixed assets	161	126
Technology	839
Deferred tax liabilities	$ 1,000	$ 126